[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT PORTFOLIO--CLASS II SHARES

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Mid Cap Value VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                7

   Notes to Financial Statements                                      11

   Report of Independent Public Accountants                           15

   Trustees, Officers and Service Providers                           16

PIONEER MID CAP VALUE VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

[CHART OF PORTFOLIO DIVERSIFICATION]
(As a percentage of total investment portfolio)

U.S. Common Stocks                                   97%
International Common Stocks                           3%

[CHART OF SECTOR DISTRIBUTION]
(As a percentage of equity holdings)

Financials                                  19.5%
Technology                                  15.0%
Consumer Cyclicals                          12.5%
Consumer Staples                            11.7%
Health Care                                  9.2%
Capital Goods                                9.1%
Energy                                       7.9%
Utilities                                    5.8%
Basic Materials                              4.8%
Communication Services                       2.7%
Other                                        1.8%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Imation Corp.                                                2.40%
   2. Tricon Global Restaurants, Inc.                              1.64
   3. John H. Harland Co.                                          1.64
   4. Storage Technology Corp.                                     1.61
   5. Alltel Corp.                                                 1.60

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                        12/31/01        12/31/00
Net Asset Value per Share                                 $17.28          $17.75

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 12/31/01)                   DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $0.084         $0.081          $1.389

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER MID CAP VALUE VCT PORTFOLIO at net asset value, compared to the growth of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                    Pioneer Mid Cap           S&P 500
               Value VCT Portfolio*             Index
     5/1/00                 $10,000           $10,000
                            $10,053           $ 9,675
     6/30/00                $ 9,815           $ 9,935
                            $ 9,860           $ 9,773
                            $10,645           $10,366
                            $10,504           $ 9,839
                            $10,754           $ 9,791
                            $10,453           $ 9,007
    12/31/00                $11,335           $ 9,071
                            $11,667           $ 9,385
                            $11,354           $ 8,519
                            $11,296           $ 7,997
                            $12,120           $ 8,611
                            $12,248           $ 8,655
     6/30/01                $12,256           $ 8,466
                            $12,124           $ 8,374
                            $11,859           $ 7,838
                            $10,702           $ 7,225
                            $11,009           $ 7,356
                            $11,671           $ 7,909
    12/31/01                $12,040           $ 7,997

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE
Life-of-Class           11.76%
(5/1/00)
1 Year                   6.22%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

In the following discussion, Rod Wright, who is responsible for day-to-day portfolio management of Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio, its investment strategies and the general economic environment during the 12-month period ended December 31, 2001.

Q: HOW DID THE PORTFOLIO PERFORM OVER THE YEAR?

A: For the year ended December 31, 2001, Class II shares of the Portfolio returned 6.22% at net asset value. During the same period, the Standard & Poor's 500 Index lost 11.84%.

Q: WHAT WERE THE PRIMARY FACTORS THAT INFLUENCED PORTFOLIO PERFORMANCE?

A: While virtually all other parts of the domestic equity market lost value as investors fled from higher-priced stocks in the face of slowing economic growth, mid-cap value stocks performed relatively well. Mid-sized companies with reasonable stock valuations were overlooked and undervalued in the bull market for growth stocks that occurred in 1999 and early 2000. As a result, they were attractively valued relative to the rest of the market and especially in relation to large-company stocks. Our emphasis on stock-by-stock fundamental analysis worked well in this environment.

Q: WHAT TYPES OF INVESTMENTS HAD A SIGNIFICANT INFLUENCE ON THE PORTFOLIO'S
   PERFORMANCE?

A: We emphasize individual company analysis and stock selection, and try not to make decisions based on top-down, macroeconomic views. Based on our analysis, we found a number of attractive opportunities in reasonably priced technology companies, raising our technology weighting to 15.04% of net assets. Many of the Portfolio's technology investments performed quite well.

   SYMANTEC, a producer of security technology for the Internet, was a notable performer. Another large position in a tech-related company that worked well was STORAGE TECHNOLOGY. WATERS CORP, a technology company that makes high-performance devices for medical laboratory and research activities, also helped support performance as did GUIDANT, a company that makes implantable medical devices such as defribulators and stents.

   The Portfolio's holdings in the utility and energy industries were disappointing performers particularly after September 11. Although not exposed to Enron, two of the Portfolio's energy holdings WILLIAMS and CALPINE declined in sympathy with Enron. Among individual holdings, the generic pharmaceutical company IVAX was a disappointment. Its stock price fell substantially because of an adverse court ruling.

Q: HAVE YOU MADE ANY RECENT CHANGES TO THE PORTFOLIO?

A: In the face of weakness in oil prices, drilling companies and exploration and production stocks have become inexpensive and we added to our positions. ENSCO, a deepwater drilling company, was an acquisition in this area. At the same time, we have reduced our positions in utility stocks and have become more cautious about consumer-related companies in the face of economic weakness and widespread job layoffs that threaten consumer confidence. However, we did make a recent investment in retailer THE LIMITED when its price fell to an attractive level. We also added DANA CORP., AMERICAN STANDARD and QUANTUM CORP.

Q: WHAT IS YOUR OUTLOOK?

A: I think the mid-cap value universe remains a sector of the stock market with significant potential. In my opinion, mid-cap value stocks offer attractive prices, lower risk and greater appreciation potential than other parts of the market, especially large-cap stocks, many of which are still highly priced. In an uncertain economic environment, I think the Portfolio is well positioned with its composition of reasonably priced stocks selected on the basis of strong company fundamentals.

Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

SCHEDULE OF INVESTMENTS 12/31/01

   SHARES                                                   VALUE
             COMMON STOCKS - 100.0%
             BASIC MATERIALS - 4.8%
             ALUMINUM - 0.9%
   35,905    Alcoa, Inc.                             $  1,276,423
                                                     ------------
             CHEMICALS - 0.9%
   20,500    Air Products & Chemicals, Inc.          $    961,655
   23,100    IMC Global, Inc.                             300,300
                                                     ------------
                                                     $  1,261,955
                                                     ------------
             CHEMICALS (SPECIALTY) - 1.1%
   94,900    Wellman, Inc.                           $  1,470,001
                                                     ------------
             METALS MINING - 1.0%
  102,600    Freeport-McMoRan Copper &
             Gold, Inc. (Class B)*                   $  1,373,814
                                                     ------------
             PAPER & FOREST PRODUCTS - 0.9%
   25,600    Bowater, Inc.                           $  1,221,120
                                                     ------------
             TOTAL BASIC MATERIALS                   $  6,603,313
                                                     ------------
             CAPITAL GOODS - 9.1%
             AEROSPACE/DEFENSE - 1.7%
   18,000    General Dynamics Corp.                  $  1,433,520
   33,300    Precision Castparts Corp.                    940,725
                                                     ------------
                                                     $  2,374,245
                                                     ------------
             ELECTRICAL EQUIPMENT - 2.2%
   59,000    American Power Conversion Corp.*        $    853,140
   61,550    Sanmina-SCI Corp.*                         1,224,845
   46,200    Vishay Intertechnology, Inc.*                900,900
                                                     ------------
                                                     $  2,978,885
                                                     ------------
             MACHINERY (DIVERSIFIED) - 1.6%
   30,800    Deere & Co.                             $  1,344,728
   41,000    Kaydon Corp.                                 929,880
                                                     ------------
                                                     $  2,274,608
                                                     ------------
             MANUFACTURING (DIVERSIFIED) - 1.5%
   12,800    American Standard Companies, Inc.*      $    873,344
   23,100    ITT Industries, Inc.                       1,166,550
                                                     ------------
                                                     $  2,039,894
                                                     ------------
             MANUFACTURING (SPECIALIZED) - 0.4%
   31,700    Energizer Holdings, Inc.*               $    603,885
                                                     ------------
             METAL FABRICATORS - 0.2%
   18,800    Brush Engineered Materials Inc.         $    267,712
                                                     ------------
             WASTE MANAGEMENT - 1.5%
   46,200    Republic Services, Inc.*                $    922,614
   35,900    Waste Management, Inc                      1,145,569
                                                     ------------
                                                     $  2,068,183
                                                     ------------
             TOTAL CAPITAL GOODS                     $ 12,607,412
                                                     ------------
             COMMUNICATION SERVICES - 2.7%
             TELEPHONE - 2.7%
   35,900    Alltel Corp.                            $  2,216,107
   16,400    Telephone and Data Systems, Inc.           1,471,900
                                                     ------------
                                                     $  3,688,007
                                                     ------------
             TOTAL COMMUNICATION SERVICES            $  3,688,007
                                                     ------------
             CONSUMER CYCLICALS - 12.5%
             AUTO PARTS & EQUIPMENT - 0.7%
   66,200    Dana Corp.                              $    918,856
                                                     ------------
             GAMING & LOTTERY COMPANIES - 0.6%
   92,300    Park Place Entertainment Corp.*         $    846,391
                                                     ------------
             LEISURE TIME (PRODUCTS) - 0.8%
   67,900    Mattel, Inc.                            $  1,167,880
                                                     ------------
             RETAIL (COMPUTERS & ELECTRONICS) - 0.9%
   41,000    RadioShack Corp.                        $  1,234,100
                                                     ------------
             RETAIL (DEPARTMENT STORES) - 1.2%
   64,100    Penney (J.C.) & Co., Inc.               $  1,724,290
                                                     ------------
             RETAIL (DISCOUNTERS) - 0.9%
   41,000    Family Dollar Stores, Inc.              $  1,229,180
                                                     ------------
             RETAIL (SPECIALTY) - 1.6%
   82,100    Cole National Corp.*                    $  1,358,755
   56,400    Foot Locker, Inc.*                           882,660
                                                     ------------
                                                     $  2,241,415
                                                     ------------
             RETAIL (SPECIALTY-APPAREL) - 1.3%
  123,100    The Limited, Inc.                       $  1,812,032
                                                     ------------
             SERVICES (ADVERTISING/MARKETING) - 0.7%
   30,800    The Interpublic Group of Companies, Inc.$    909,832
                                                     ------------
             SERVICES (COMMERCIAL & CONSUMER) - 3.8%
   51,300    IMS Health Inc.                         $  1,000,863
   69,250    Regis Corp.                                1,785,265
   33,300    Sabre Group Holdings, Inc.*                1,410,255
  205,200    Service Corp. International*               1,023,948
                                                     ------------
                                                     $  5,220,331
                                                     ------------
             TOTAL CONSUMER CYCLICALS                $ 17,304,307
                                                     ------------
             CONSUMER STAPLES - 11.7%
             BROADCASTING (CABLE/TELEVISION/
             RADIO) -  1.5%
   74,850    USA Networks Inc.*                      $  2,044,154
                                                     ------------
             FOODS - 0.9%
   18,000    Hershey Foods Corp.                     $  1,218,600
                                                     ------------
             HOUSEWARES - 1.1%
   38,500    Fortune Brands, Inc.                    $  1,524,215
                                                     ------------
             PERSONAL CARE - 1.0%
   23,100    Kimberly-Clark Corp.                    $  1,381,380
                                                     ------------

   The accompanying notes are an integral part of these financial statements.

                                        4

   SHARES                                                      VALUE
              RESTAURANTS - 2.9%
  115,400     Lone Star Steakhouse & Saloon, Inc.       $  1,711,382
   46,200     Tricon Global Restaurants, Inc.*             2,273,040
                                                        ------------
                                                        $  3,984,422
                                                        ------------
              RETAIL (DRUG STORES) - 1.3%
   61,600     CVS Corp.                                 $  1,823,360
                                                        ------------
              RETAIL STORES (FOOD CHAINS) - 1.4%
   33,300     Albertson's, Inc.                         $  1,048,617
   41,000     Kroger Co.*                                    855,670
                                                        ------------
                                                        $  1,904,287
                                                        ------------
              SPECIALTY PRINTING - 1.6%
  102,600     John H. Harland Co.                       $  2,267,460
                                                        ------------
              TOTAL CONSUMER STAPLES                    $ 16,147,878
                                                        ------------
              ENERGY - 7.9%
              OIL & GAS (DRILLING & EQUIPMENT) - 3.1%
   46,200     BJ Services Co.*                          $  1,499,190
   46,200     ENSCO International, Inc.                    1,148,070
   30,800     Tidewater, Inc.                              1,044,120
   15,400     Weatherford International, Inc.*               573,804
                                                        ------------
                                                        $  4,265,184
                                                        ------------
              OIL & GAS (PRODUCTION/EXPLORATION) - 2.2%
   20,500     Burlington Resources, Inc.                $    769,570
   66,700     Ocean Energy, Inc.                           1,280,640
   53,900     Pioneer Natural Resources Co.*               1,038,114
                                                        ------------
                                                        $  3,088,324
                                                        ------------
              OIL & GAS (REFINING & MARKETING) - 1.7%
   30,800     Sun Company, Inc.                         $  1,150,072
   30,800     Valero Energy Corp.                          1,174,096
                                                        ------------
                                                        $  2,324,168
                                                        ------------
              OIL (DOMESTIC INTEGRATED) - 0.9%
   46,136     Conoco, Inc.                              $  1,305,649
                                                        ------------
              TOTAL ENERGY                              $ 10,983,325
                                                        ------------
              FINANCIALS - 19.5%
              BANKS (MAJOR REGIONAL) - 4.3%
   15,400     The Bank of New York Co., Inc.            $    628,320
   30,800     BB&T Corp.                                   1,112,188
   30,800     Boston Private Financial Holdings, Inc.        679,756
   20,517     Comerica, Inc.                               1,175,624
   33,300     KeyCorp                                        810,522
   33,300     National City Corp.                            973,692
   20,500     SouthTrust Corp.                               505,735
                                                        ------------
                                                        $  5,885,837
                                                        ------------
              BANKS (REGIONAL) - 3.7%
   15,400     First Tennessee National Corp.            $    558,404
   25,600     Marshall & Ilsley Corp.                      1,619,968
   46,200     North Fork Bancorporation, Inc.              1,477,938
   30,800     TCF Financial Corp.                          1,477,784
                                                        ------------
                                                        $  5,134,094
                                                        ------------
              CONSUMER FINANCE - 2.2%
   12,800     Countrywide Credit Industries, Inc.       $    524,416
   20,500     The PMI Group, Inc.                          1,373,705
    3,100     White Mountains Insurance Group Ltd.*        1,078,800
                                                        ------------
                                                        $  2,976,921
                                                        ------------
              FINANCIAL (DIVERSIFIED) - 0.9%
   15,400     SLM Holdings Corp.                        $  1,293,908
                                                        ------------
              INSURANCE (LIFE/HEALTH) - 0.7%
   21,500     Jefferson - Pilot Corp.                   $    994,805
                                                        ------------
              INSURANCE (PROPERTY-CASUALTY) - 5.3%
   20,500     Ace Ltd.                                  $    823,075
   18,000     Allmerica Financial Corp.                      801,900
   32,300     Arch Capital Group Ltd.*                       831,725
   16,900     Exel Ltd.                                    1,543,984
   10,300     Markel Corp.*                                1,850,395
   28,150     MBIA Inc.                                    1,509,685
                                                        ------------
                                                        $  7,360,764
                                                        ------------
              INVESTMENT BANK/BROKERAGE - 0.8%
   25,600     A.G. Edwards, Inc.                        $  1,130,752
                                                        ------------
              INVESTMENT MANAGEMENT - 1.2%
   59,000     Stilwell Financial, Inc.                  $  1,605,980
                                                        ------------
              SAVINGS & LOAN COMPANIES - 0.4%
   20,550     Charter One Financial, Inc.               $    557,933
                                                        ------------
              TOTAL FINANCIALS                          $ 26,940,994
                                                        ------------
              HEALTH CARE - 9.2%
              BIOTECHNOLOGY - 0.5%
   12,800     Biogen, Inc.*                             $    734,080
                                                        ------------
              HEALTH CARE (DRUGS/
              MAJOR PHARMACEUTICALS) - 0.8%
   51,300     IVAX Corp.*                               $  1,033,182
                                                        ------------
              HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.8%
   64,100     Alpharma, Inc.                            $  1,695,445
   20,400     Mylan Laboratories, Inc.                       765,000
                                                        ------------
                                                        $  2,460,445
                                                        ------------
              HEALTH CARE (HOSPITAL MANAGEMENT) - 1.5%
   20,500     HCA-The Healthcare Company                $    790,070
   43,600     Triad Hospitals, Inc.*                       1,279,660
                                                        ------------
                                                        $  2,069,730
                                                        ------------
              HEALTH CARE (LONG TERM CARE) - 0.3%
   20,000     Manor Care, Inc.*                         $    474,200
                                                        ------------

   The accompanying notes are an integral part of these financial statements.

                                        5

   SHARES                                                      VALUE
              HEALTH CARE (MANAGED CARE) - 1.1%
   12,800     Wellpoint Health Networks Inc.*           $  1,495,680
                                                        ------------
              HEALTH CARE (MEDICAL PRODUCTS/
              SUPPLIES) - 3.2%
   59,000     Apogent Technologies, Inc.*               $  1,522,200
   20,500     Becton, Dickinson & Co.                        679,575
   35,900     Guidant Corp.*                               1,787,820
   20,500     Sybron Dental Specialities*                    442,390
                                                        ------------
                                                        $  4,431,985
                                                        ------------
              TOTAL HEALTH CARE                         $ 12,699,302
                                                        ------------
              TECHNOLOGY - 15.0%
              COMMUNICATIONS EQUIPMENT - 3.0%
  123,100     Avaya Inc.*                               $  1,495,665
   51,300     CommScope, Inc.*                             1,091,151
   51,300     Harris Corp.                                 1,565,163
                                                        ------------
                                                        $  4,151,979
                                                        ------------
              COMPUTER (HARDWARE) - 0.8%
   29,000     NCR Corp.*                                $  1,068,940
                                                        ------------
              COMPUTERS (PERIPHERALS) - 2.2%
   87,600     Quantum Corp - DLT & Storage Systems*     $    862,860
  107,700     Storage Technology Corp.*                    2,226,159
                                                        ------------
                                                        $  3,089,019
                                                        ------------
              COMPUTERS (SOFTWARE & SERVICES) - 1.5%
   35,900     American Management*                      $    649,072
   78,000     Parametric Technology Co.*                     609,180
   12,800     Symantec Corp.*                                849,024
                                                        ------------
                                                        $  2,107,276
                                                        ------------
              ELECTRONICS (INSTRUMENTATION) - 1.4%
   51,300     Waters Corp.*                             $  1,987,875
                                                        ------------
              ELECTRONICS (SEMICONDUCTORS) - 2.9%
  117,950     Adaptec, Inc.*                            $  1,710,275
  145,300     Atmel Corp.*                                 1,070,861
   41,000     Cypress Semiconductor Corp.*                   817,130
   27,690     Roxio, Inc.*                                   458,270
                                                        ------------
                                                        $  4,056,536
                                                        ------------
              PHOTOGRAPHY/IMAGING - 2.4%
  153,900     Imation Corp.*                            $  3,321,162
                                                        ------------
              SERVICES (DATA PROCESSING) - 0.8%
   43,600     Equifax Inc.                              $  1,052,940
                                                        ------------
              TOTAL TECHNOLOGY                          $ 20,835,727
                                                        ------------
              TRANSPORTATION - 1.8%
              AIRLINES - 0.9%
   66,700     Southwest Airlines Co.                    $  1,232,616
                                                        ------------
              RAILROADS - 0.9%
   25,600     Canadian National Railway Co.             $  1,235,968
                                                        ------------
              TOTAL TRANSPORTATION                      $  2,468,584
                                                        ------------
              UTILITIES - 5.8%
              ELECTRIC COMPANIES - 2.6%
   35,900     DPL, Inc.                                 $    864,472
   23,100     DTE Energy Co.                                 968,811
   18,000     Great Plains Energy, Inc.                      453,600
   51,300     UtiliCorp United, Inc.                       1,291,221
                                                        ------------
                                                        $  3,578,104
                                                        ------------
              NATURAL GAS - 2.3%
   31,600     KeySpan Energy Corp.                      $  1,094,940
   82,069     The Williams Co., Inc.                       2,094,401
                                                        ------------
                                                        $  3,189,341
                                                        ------------
              POWER PRODUCERS (INDEPENDENT) - 0.9%
   71,800     Calpine Corp.*                            $  1,205,522
                                                        ------------
              TOTAL UTILITIES                           $  7,972,967
                                                        ------------
              TOTAL COMMON STOCKS
              (Cost $120,873,703)                       $138,251,816
                                                        ============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                                                          5/1/00
                                                                     YEAR ENDED             TO
CLASS II                                                              12/31/01           12/31/00
Net asset value, beginning of period                                  $ 17.75             $16.89
                                                                      -------             ------
Increase (decrease) from investment operations:
   Net investment income (loss)                                       $  0.14             $ 0.07
   Net realized and unrealized gain (loss) on investments                0.94               2.01
                                                                      -------             ------
   Net increase (decrease) from investment operations                 $  1.08             $ 2.08
Distributions to shareowners:
   Net investment income                                                (0.08)             (0.13)
   Net realized gain                                                    (1.47)             (1.09)
                                                                      -------             ------
    Net increase (decrease) in net asset value                        $ (0.47)            $ 0.86
                                                                      -------             ------
Net asset value, end of period                                        $ 17.28             $17.75
                                                                      -------             ------
Total return*                                                            6.22%             13.35%
Ratio of net expenses to average net assets +                            1.11%              1.01%**
Ratio of net investment income (loss) to average net assets +            0.10%              0.37%**
Portfolio turnover rate                                                    95%                85%**
Net assets, end of period (in thousands)                              $10,195             $1,943
Ratio assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                          1.11%              1.01%**
   Net investment income (loss)                                          0.10%              0.37%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

                                                                                PIONEER
                                                                             MID CAP VALUE
                                                                             VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (cost $120,873,703)                     $138,251,816
  Cash                                                                          7,997,418
  Receivables -
   Investment securities sold                                                     222,422
   Fund shares sold                                                               189,692
   Dividends, interest and foreign taxes withheld                                  88,324
   Collateral for securities loaned, at fair value                              5,716,210
  Other                                                                             4,198
                                                                             ------------
      Total assets                                                           $152,470,080
                                                                             ------------

LIABILITIES:
  Payables -
   Investment securities purchased                                           $  8,073,336
   Fund shares repurchased                                                         22,749
   Upon return for securities loaned                                            5,716,210
  Due to affiliates                                                                77,808
  Accrued expenses                                                                 45,471
                                                                             ------------
      Total liabilities                                                      $ 13,935,574
                                                                             ------------

NET ASSETS:
  Paid-in capital                                                            $117,329,044
  Accumulated net investment income                                               540,368
  Accumulated undistributed net realized gain                                   3,286,981
  Net unrealized gain on:
   Investments                                                                 17,378,113
                                                                             ------------
      Total net assets                                                       $138,534,506
                                                                             ------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                $128,339,878
   Shares outstanding                                                           7,398,604
                                                                             ------------
   Net asset value per share                                                 $      17.35
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                $ 10,194,628
   Shares outstanding                                                             589,966
                                                                             ------------
   Net asset value per share                                                 $      17.28

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

                                                                                PIONEER
                                                                             MID CAP VALUE
                                                                             VCT PORTFOLIO

                                                                              YEAR ENDED
                                                                               12/31/01
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $923)                          $   1,314,841
  Interest                                                                         207,059
  Income on securities loaned, net                                                     926
                                                                             -------------
      Total investment income                                                $   1,522,826
                                                                             -------------
EXPENSES:
  Management fees                                                            $     800,110
  Transfer agent fees                                                                3,112
  Distribution fees (Class II)                                                       9,142
  Administrative fees                                                               37,475
  Custodian fees                                                                    63,324
  Professional fees                                                                 16,721
  Printing                                                                          39,464
  Fees and expenses of nonaffiliated trustees                                        7,126
  Miscellaneous                                                                      5,976
                                                                             -------------
     Total expenses                                                          $     982,450
                                                                             -------------
        Net investment income                                                $     540,376
                                                                             -------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain from:
   Investments                                                               $   4,935,624
  Change in net unrealized gain from:
   Investments                                                               $   2,060,615
                                                                             -------------
  Net gain on investments:                                                   $   6,996,239
                                                                             -------------
  Net increase in net assets resulting
   from operations                                                           $   7,536,615
                                                                             =============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              PIONEER
                                                                           MID CAP VALUE
                                                                           VCT PORTFOLIO

                                                                      YEAR                 YEAR
                                                                     ENDED                ENDED
                                                                    12/31/01             12/31/00
FROM OPERATIONS:
Net investment income                                           $       540,376      $       712,184
Net realized gain on investments                                      4,935,624            8,947,046
Change in net unrealized gain on investments                          2,060,615            8,855,890
                                                                ---------------      ---------------
     Net increase in net assets
      resulting from operations                                 $     7,536,615      $    18,515,120
                                                                ---------------      ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                      $      (656,496)     $      (816,800)
   Class II                                                             (15,547)              (9,592)
Net realized gain
   Class I                                                           (9,641,505)          (7,092,615)
   Class II                                                            (273,726)             (83,291)
                                                                ---------------      ---------------
     Total distributions to shareowners                         $   (10,587,274)     $    (8,002,298)
                                                                ---------------      ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $    32,906,239      $    13,465,491
Reinvestment of distributions                                        10,587,274            8,002,299
Cost of shares repurchased                                          (15,317,950)         (39,097,233)
                                                                ---------------      ---------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                   $    28,175,563      $   (17,629,443)
                                                                ---------------      ---------------
     Net increase (decrease) in net assets                      $    25,124,904      $    (7,116,621)
                                                                ---------------      ---------------

NET ASSETS:
Beginning of period                                                 113,409,602          120,526,223
                                                                ---------------      ---------------
End of period                                                   $   138,534,506      $   113,409,602
                                                                ===============      ===============
Accumulated undistributed net investment income,
   end of period                                                $       540,368      $       712,379
                                                                ===============      ===============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/011.

1. ORGANIZATION AND SIGNIFICANT  ACCOUNTING  POLICIES
Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. Net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principle exchange where they are traded, are determined as of such times. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   FEDERAL INCOME TAXES

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2001, the Portfolio reclassified $39,795 and 549 from accumulated net investment income to accumulated net realized gain on investments and paid in capital, respectively. The reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.

     In order to comply with federal income tax regulations, Mid Cap Value Portfolio designated $4,697,985 as a capital gain dividend for the purposes of the dividend paid deduction.

     The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2000 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001.

                                             MID CAP
                                              VALUE
                                            PORTFOLIO
                                              2001             2000
----------------------------------------------------------------------
 DISTRIBUTIONS PAID FROM:
 Ordinary Income                           $  1,217,006    $ 4,615,012
 Long- Term capital gain                      9,370,268      3,387,286
                                           ------------   ------------
                                           $ 10,587,274    $ 8,002,298
 Return of Capital                                    -              -
                                           ------------   ------------
   Total Distributions                     $ 10,587,274    $ 8,002,298
                                           ------------   ------------
 DISTRIBUTABLE EARNINGS
 (ACCUMULATED LOSSES):
 Undistributed ordinary income             $    941,390
 Undistributed long-term gain                 4,697,874
 Unrealized appreciation/depreciation        15,566,198
                                           ------------
   Total                                   $ 21,205,462
                                           ============

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

D.   PORTFOLIO SHARES

     The Portfolios record sales and repurchases of their trust shares as of trade date. Dividends and distributions to shareowners are recorded as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) $1,378,830 in commissions on the sale of Trust shares for the year ended December 31, 2001

E.   SECURITIES LENDING

     The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of $5,512,716 and received collateral of $5,716,210.

F.   REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2001, $75,986 was payable to PIM related to management fees, administrative fees and certain other services.

3.   TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $381 in transfer agent fees payable to PIMSS at December 31, 2001.

4.   DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays to PFD, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,441 in distribution fees payable to PFD at December 31, 2001.

5.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                           GROSS              GROSS         NET APPRECIATION/
                                      TAX COST          APPRECIATION       DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio            $122,685,618         $19,031,395        $(3,465,197)        $15,566,198

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2001, were $139,007,338 and 113,674,803, respectively.

7. CAPITAL SHARES

At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        '01 SHARES          '01 AMOUNT           '00 SHARES        '00 AMOUNT
------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
 CLASS I:
 Shares sold                            1,414,581           $ 24,515,826            720,014        $ 11,638,379
 Reinvestment of distributions            602,575             10,298,001            511,605           7,909,415
 Shares repurchased                      (885,951)           (14,866,847)        (2,378,323)        (38,995,914)
                                        ---------           ------------         ----------        ------------
   Net decrease                         1,131,205           $ 19,946,980         (1,146,704)       $(19,448,120)
                                        =========           ============         ==========        ============
 CLASS II:
 Shares sold                              490,156           $  8,390,413            109,715        $  1,827,112
 Reinvestment of distributions             16,966                289,273              6,008              92,884
 Shares repurchased                       (26,647)              (451,103)            (6,232)           (101,319)
                                        ---------           ------------         ----------        ------------
   Net increase                           480,475           $  8,228,583            109,491        $  1,818,677
                                        =========           ============         ==========        ============

PIONEER VARIABLE CONTRACTS TRUST

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Mid Cap Value VCT Portfolio (one of the Portfolios constituting the Pioneer Variable Contracts Trust), as of December 31, 2001, and the related statement of operations, the statements of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Mid Cap Value VCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP


Boston, Massachusetts
February 8, 2002

PIONEER MID CAP VALUE VCT PORTFOLIO

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr

SHAREHOLDER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees who are deemed interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee or director of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Trustees who are interested persons and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS       POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
John F. Cogan, Jr. (75)*    Chairman of the Board,   Trustee since 1994.                 Deputy Chairman and a Director of Pioneer
                            Trustee and President    Serves until retirement or removal. Global Asset Management S.p.A. (PGAM);
                                                                                         Non-Executive Chairman and a Director of
                                                                                         Pioneer Investment Management USA Inc.
                                                                                         (PIM-USA); Chairman and a Director of
                                                                                         Pioneer; President of all of the Pioneer
                                                                                         Funds; and Of Counsel (since 2000, Partner
                                                                                         prior to 2000), Hale and Dorr LLP (counsel
                                                                                         to PIM-USA and the Pioneer Funds)

Daniel T. Geraci (44)**     Trustee and              Trustee since October 2001.         Director and CEO-US of PGAM since November
                            Executive Vice President Serves until retirement or          2001; Director, Chief Executive Officer and
                                                     removal.                            President of PIM-USA since October 2001;
                                                                                         Director of Pioneer Funds Distributor, Inc.
                                                                                         and Pioneer Investment Management
                                                                                         Shareholder Services, Inc. since October
                                                                                         2001; President and a Director of Pioneer
                                                                                         and Pioneer International Corporation since
                                                                                         October 2001; Executive Vice President of
                                                                                         all of the Pioneer Funds since October
                                                                                         2001; President of Fidelity Private Wealth
                                                                                         Management Group from 2000 through October
                                                                                         2001; and Executive Vice President --
                                                                                         Distribution and Marketing of Fidelity
                                                                                         Investments Institutional Services and
                                                                                         Fidelity Investments Canada Ltd. prior to
                                                                                         2000

NAME, AGE AND ADDRESS       OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)*    Director of Harbor Global Company, Ltd.

Daniel T. Geraci (44)**     None

* Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS        POSITION HELD     TERM OF OFFICE/LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Mary K. Bush (53)            Trustee           Trustee since 2000.                  President, Bush & Co. (international financial
4201 Cathedral Avenue, NW,                     Serves until retirement or removal.  advisory firm)
Washington, DC, 20016

Richard H. Egdahl, M.D. (75) Trustee           Trustee since 1995.                  Alexander Graham Bell Professor of Health
Boston University Healthcare                   Serves until retirement or removal.  Care Entrepreneurship, Boston University;
Entrepreneurship Program,                                                           Professor of Management, Boston University
53 Bay State Road,                                                                  School of Management; Professor of Public
Boston, MA 02215                                                                    Health, Boston University School of Public
                                                                                    Health; Professor of Surgery, Boston University
                                                                                    School of Medicine; University Professor,
                                                                                    Boston University

Margaret B.W. Graham (54)    Trustee           Trustee since 2000.                  Founding Director, The Winthrop Group, Inc.
1001 Sherbrooke Street West,                   Serves until retirement or removal . (consulting firm); Professor of Management,
Montreal, Quebec, Canada                                                            Faculty of Management, McGill University

Marguerite A. Piret (53)     Trustee           Trustee since 1995.                  President, Newbury, Piret & Company, Inc.
One Boston Place, 26th Floor,                  Serves until retirement or removal.  (merchant banking firm)
Boston, MA 02108

Stephen K. West (73)         Trustee           Trustee since 1995.                  Of Counsel, Sullivan & Cromwell (law firm)
125 Broad Street,                              Serves until retirement or removal.
New York, NY 10004

John Winthrop (65)           Trustee           Trustee since 2000.                  President, John Winthrop & Co., Inc.
One North Adgers Wharf                         Serves until retirement or removal.  (private investment firm)
Charleston, SC 29401

NAME, AGE AND ADDRESS              OTHER DIRECTORSHIPS HELD
Mary K. Bush (53)                  Director and/or Trustee of Brady Corporation
4201 Cathedral Avenue, NW,         (industrial identification and specialty coated
Washington, DC, 20016              material products manufacturer), Mastec Inc.
                                   (communications and energy infrastructure),
                                   Mortgage Guaranty Insurance Corporation,
                                   R.J. Reynolds Tobacco Holdings, Inc. (tobacco)
                                   and Student Loan Marketing Association
                                   (secondary marketing of student loans)

Richard H. Egdahl, M.D. (75)       None
Boston University Healthcare
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

Margaret B.W. Graham (54)          None
1001 Sherbrooke Street West,
Montreal, Quebec, Canada

Marguerite A. Piret (53)           Director, Organogenesis Inc.
One Boston Place, 26th Floor,      (tissue engineering company)
Boston, MA 02108

Stephen K. West (73)               Director, Dresdner RCM Global Strategic Income
125 Broad Street,                  Fund, Inc. and The Swiss Helvetia Fund, Inc.
New York, NY 10004                 (closed-end investment companies),
                                   AMVESCAP PLC (investment managers) and
                                   First ING Life Insurance Company of New York

John Winthrop (65)                 Director of NUI Corp. (energy sales,
One North Adgers Wharf             services and distribution)
Charleston, SC 29401

FUND OFFICERS

NAME, AGE AND ADDRESS     POSITION HELD        TERM OF OFFICE/LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph P. Barri (55)      Secretary            Since 1994. Serves at the            Partner, Hale and Dorr, LLP; Secretary of
                                               discretion of Board.                 each Pioneer fund

Dorothy E. Bourassa (54)  Assistant Secretary  Since 2000. Serves at the            Secretary of PIM-USA: Senior Vice President
                                               discretion of Board.                 Legal of Pioneer; and Secretary/Clerk of most
                                                                                    of PIM-USA's subsidiaries since October 2000;
                                                                                    Assistant Secretary of all of the Pioneer Funds
                                                                                    since November 2000; Senior Counsel, Assistant
                                                                                    Vice President and Director of Compliance of
                                                                                    PIM-USA from April 1998 through October 2000;
                                                                                    Vice President and Assistant General Counsel,
                                                                                    First Union Corporation from December 1996
                                                                                    through March 1998

Vincent Nave (56)         Treasurer            Since 2000. Serves at the            Vice President-Fund Accounting and Custody
                                               discretion of Board.                 Services of Pioneer (Manager from September
                                                                                    1996 to February 1999); and Treasurer of all
                                                                                    of the Pioneer Funds (Assistant Treasurer
                                                                                    from June 1999 to November 2000)

Luis I. Presutti (36)     Assistant Treasurer  Since 2000. Serves at the            Assistant Vice President-Fund Accounting,
                                               discretion of Board.                 Administration and Custody Services of
                                                                                    Pioneer (Fund Accounting Manager from
                                                                                    1994 to 1999); and Assistant Treasurer of
                                                                                    all of the Pioneer Funds since November 2000

John F. Daly III (36)     Assistant Treasurer  Since 2000. Serves at the            Global Custody and Settlement Division Manager
                                               discretion of Board.                 of PIM-USA; and Assistant Treasurer of all of
                                                                                    the Pioneer Funds since November 2000
NAME, AGE AND ADDRESS     OTHER DIRECTORSHIPS HELD
Joseph P. Barri (55)      None

Dorothy E. Bourassa (54)  None

Vincent Nave (56)         None

Luis I. Presutti (36)     None

John F. Daly III (36)     None

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.